Employee Benefits - Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Japanese plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	¥ 357,318	¥ 375,443
Commingled funds	522,785	500,917
Insurance contracts	154,224	224,694
Other	449,619	660,162
Total	1,952,578	2,081,009
Japanese plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	391,927	239,849
Japanese plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	76,705	79,944
Japanese plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	357,318	375,443
Other	219,996	400,852
Total	969,555	1,018,321
Japanese plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	391,927	239,849
Japanese plans [Member] | Quoted prices in active markets available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	314	2,177
Japanese plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	522,785	500,917
Insurance contracts	154,224	224,694
Other	229,623	259,310
Total	983,023	1,062,688
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets		0
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	76,390	77,768
Foreign plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	161,268	128,908
Commingled funds	470,609	398,380
Other	179,179	195,142
Total	1,410,042	1,271,236
Foreign plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	337,120	301,955
Foreign plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	261,867	246,851
Foreign plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	161,268	128,908
Other	36,022	44,066
Total	505,029	474,929
Foreign plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	307,740	301,955
Foreign plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	470,609	398,380
Other	143,157	151,076
Total	905,013	796,306
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	29,380
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	¥ 261,867	¥ 246,851